Transactions with Related Parties, textual (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016
Related Party Transactions
Fixed Fee	$ 975	$ 800
Variable Fee	0.00%	1.25%
Supervision Fee	$ 550,000
Sales Fee	1.00%
Acquisition Fee	1.00%
Supervision Fee, Description of Transaction	50% is payable upon the signing of the relevant Supervision Agreement, and 50% upon successful completion of the sea trials of each newbuild
Amounts due from Manager
Due from Manager	$ 418,000		$ 601,000